UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment [ ]; Amendment Number:     ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Investment Management, L.P.
Address:    Four Embarcadero Center
            Suite 3500
            San Francisco, CA 94111

Form 13F File Number: 28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

       /s/ Darin Sadow              San Francisco, CA             05/14/2013
-------------------------------     -----------------            -------------
[Signature]                           [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------------

Form 13F Information Table Entry Total:   59
                                          -----------------

Form 13F Information Table Value Total:   1,339,905
                                          -----------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2     Column 3  Column 4       Column 5             Column 6   Column 7       Column 8
   --------                 --------     --------  -------- ----------------------     --------   --------  ------------------
                                                    MARKET
                            TITLE OF                 VALUE  SHARE      SHARE/ PUT/    INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER              CLASS         CUSIP     (x1000) PRN AMNT   PRN    CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------      -----    -------- --------   ------ ----    ----------   -------  ----  ------  ----
ACTAVIS INC                   COM         00507K103   7,110     77,193 SH           SHARED-DEFINED            0    77,193   0
AEGERION PHARMACEUTICALS INC  COM         00767E102   5,778    143,231 SH           SHARED-DEFINED            0   143,231   0
ALEXION PHARMACEUTICALS INC   COM         015351109   1,829     19,847 SH           SHARED-DEFINED            0    19,847   0
ALIGN TECHNOLOGY INC          COM         016255101  17,354    517,876 SH           SHARED-DEFINED            0   517,876   0
AMAZON COM INC                COM         023135106  16,041     60,195 SH           SHARED-DEFINED            0    60,195   0
AMC NETWORKS INC              CL A        00164V103  12,989    205,455 SH           SHARED-DEFINED            0   205,455   0
BLACKROCK INC                 COM         09247X101   5,157     20,076 SH           SHARED-DEFINED            0    20,076   0
BORGWARNER INC                COM         099724106  42,904    554,743 SH           SHARED-DEFINED            0   554,743   0
BRUKER CORP                   COM         116794108   2,063    108,030 SH           SHARED-DEFINED            0   108,030   0
CBRE GROUP INC                CL A        12504L109  72,878  2,886,270 SH           SHARED-DEFINED            0 2,886,270   0
SCHWAB CHARLES CORP NEW       COM         808513105  22,846  1,291,486 SH           SHARED-DEFINED            0 1,291,486   0
CITRIX SYS INC                COM         177376100  96,425  1,336,448 SH           SHARED-DEFINED            0 1,336,448   0
CLOVIS ONCOLOGY INC           COM         189464100  11,101    387,185 SH           SHARED-DEFINED            0   387,185   0
CUMMINS INC                   COM         231021106  69,319    598,560 SH           SHARED-DEFINED            0   598,560   0
DOLLAR GEN CORP NEW           COM         256677105  38,067    752,608 SH           SHARED-DEFINED            0   752,608   0
EATON CORP PLC                SHS         G29183103  76,604  1,250,685 SH           SHARED-DEFINED            0 1,250,685   0
EBAY INC                      COM         278642103  40,835    753,138 SH           SHARED-DEFINED            0   753,138   0
EXPEDIA INC DEL               COM NEW     30212P303  13,141    218,965 SH           SHARED-DEFINED            0   218,965   0
EXPRESS SCRIPTS HLDG CO       COM         30219G108   3,578     62,091 SH           SHARED-DEFINED            0    62,091   0
GILEAD SCIENCES INC           COM         375558103 106,615  2,178,486 SH           SHARED-DEFINED            0 2,178,486   0
GOOGLE INC                    CL A        38259P508  36,284     45,687 SH           SHARED-DEFINED            0    45,687   0
HCA HOLDINGS INC              COM         40412C101   3,872     95,295 SH           SHARED-DEFINED            0    95,295   0
HEALTH NET INC                COM         42222G108  35,420  1,237,608 SH           SHARED-DEFINED            0 1,237,608   0
HEARTWARE INTL INC            COM         422368100   4,193     47,432 SH           SHARED-DEFINED            0    47,432   0
HERTZ GLOBAL HOLDINGS INC     COM         42805T105  15,226    683,991 SH           SHARED-DEFINED            0   683,991   0
HOST HOTELS & RESORTS INC     COM         44107P104  33,090  1,891,936 SH           SHARED-DEFINED            0 1,891,936   0
JACOBS ENGR GROUP INC DEL     COM         469814107  16,815    298,983 SH           SHARED-DEFINED            0   298,983   0
KYTHERA BIOPHARMACEUTICALS I  COM         501570105  12,157    512,872 SH           SHARED-DEFINED            0   512,872   0
LIBERTY GLOBAL INC            COM SER A   530555101  19,593    267,001 SH           SHARED-DEFINED            0   267,001   0
LINKEDIN CORP                 COM CL A    53578A108  17,468     99,216 SH           SHARED-DEFINED            0    99,216   0
MEDIVATION INC                COM         58501N101  47,927  1,024,965 SH           SHARED-DEFINED            0 1,024,965   0
MOLINA HEALTHCARE INC         COM         60855R100   3,802    123,159 SH           SHARED-DEFINED            0   123,159   0
MYRIAD GENETICS INC           COM         62855J104      67    141,700 SH     Put   SHARED-DEFINED            0   141,700   0
MYRIAD GENETICS INC           COM         62855J104   7,177    282,462 SH           SHARED-DEFINED            0   282,462   0
NETFLIX INC                   COM         64110L106   9,835     51,958 SH           SHARED-DEFINED            0    51,958   0
OCCIDENTAL PETE CORP DEL      COM         674599105  10,550    134,623 SH           SHARED-DEFINED            0   134,623   0
OREXIGEN THERAPEUTICS INC     COM         686164104   7,498  1,197,760 SH           SHARED-DEFINED            0 1,197,760   0
PATTERSON COMPANIES INC       COM         703395103   2,671     70,213 SH           SHARED-DEFINED            0    70,213   0
PERKINELMER INC               COM         714046109   5,044    149,931 SH           SHARED-DEFINED            0   149,931   0
PFIZER INC                    COM         717081103  90,425  3,133,218 SH           SHARED-DEFINED            0 3,133,218   0
PHH CORP                      NOTE
                              4.000% 9/0  693320AN3   5,077  4,597,000 PRN          SHARED-DEFINED            0 4,597,000   0
POLYPORE INTL INC             COM         73179V103  14,670    365,118 SH           SHARED-DEFINED            0   365,118   0
PULTE GROUP INC               COM         745867101  20,780  1,026,682 SH           SHARED-DEFINED            0 1,026,682   0
PUMA BIOTECHNOLOGY INC        COM         74587V107   5,794    173,530 SH           SHARED-DEFINED            0   173,530   0
REGENERON PHARMACEUTICALS     COM         75886F107   6,371     36,117 SH           SHARED-DEFINED            0    36,117   0
REPROS THERAPEUTICS INC       COM NEW     76028H209   8,161    506,904 SH           SHARED-DEFINED            0   506,904   0
RESEARCH IN MOTION LTD        COM         760975102   5,080    351,656 SH           SHARED-DEFINED            0   351,656   0
ROCKWELL AUTOMATION INC       COM         773903109  40,244    466,052 SH           SHARED-DEFINED            0   466,052   0
SALESFORCE COM INC            COM         79466L302   7,980     44,624 SH           SHARED-DEFINED            0    44,624   0
SERVICENOW INC                COM         81762P102   6,158    170,111 SH           SHARED-DEFINED            0   170,111   0
SIRONA DENTAL SYSTEMS INC     COM         82966C103  32,961    447,052 SH           SHARED-DEFINED            0   447,052   0
SPLUNK INC                    COM         848637104  21,547    538,272 SH           SHARED-DEFINED            0   538,272   0
TESARO INC                    COM         881569107   3,550    161,653 SH           SHARED-DEFINED            0   161,653   0
UNIVERSAL AMERN CORP NEW      COM         91338E101   3,620    434,525 SH           SHARED-DEFINED            0   434,525   0
UNIVERSAL HLTH SVCS INC       CL B        913903100  12,700    198,843 SH           SHARED-DEFINED            0   198,843   0
VALEANT PHARMACEUTICALS INTL  COM         91911K102   6,984     93,092 SH           SHARED-DEFINED            0    93,092   0
VOLCANO CORPORATION           COM         928645100   3,221    144,711 SH           SHARED-DEFINED            0   144,711   0
WYNDHAM WORLDWIDE CORP        COM         98310W108  67,709  1,050,079 SH           SHARED-DEFINED            0 1,050,079   0
YAHOO INC                     COM         984332106  25,550  1,085,892 SH           SHARED-DEFINED            0 1,085,892   0